Leases - Schedule of Lease Receivable and Lease Obligation (Details) - Lease Receivable [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Lease Receivable and Lease Obligation [Line Items]
Balance Beginning	$ 1,315	$ 583
Addition	283	998
Interest accrual	125	22
Interest received or paid	(125)	(22)
Lease repayment	(271)	(262)
Foreign exchange impact	4	(4)
Balance Ending	1,331	$ 1,315
Less: current portion	278
Non-current portion	$ 1,053